Income Taxes, Note: Schedule of Deferred Tax Assets (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Details
Deferred tax assets operating loss carry forwards	$ 34,033	$ 12,803
Valuation allowance for deferred tax assets	$ (34,033)	$ (12,803)